DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Revenues	$ 1,706,290,703	$ 1,587,284,426	$ 1,272,731,728
Over the Time [Member]
Revenues [Abstract]
Revenues	1,083,012,251	911,334,263	579,048,950
At a Point in Time [Member]
Revenues [Abstract]
Revenues	623,278,452	675,950,163	693,682,778
External Market [Member]
Revenues [Abstract]
Revenues	292,674,349	374,369,704	273,260,160
Local Market [Member]
Revenues [Abstract]
Revenues	1,413,616,354	1,212,914,722	999,471,568
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	705,124,167	580,295,884	283,750,792
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	705,124,167	580,295,884	283,750,792
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	705,124,167	580,295,884	283,750,792
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Revenues [Abstract]
Revenues	646,237,499	714,979,552	735,908,012
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	22,959,047	39,029,389	42,225,234
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	623,278,452	675,950,163	693,682,778
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | External Market [Member]
Revenues [Abstract]
Revenues	292,674,349	374,369,704	273,260,160
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	353,563,150	340,609,848	462,647,852
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	347,314,231	283,797,245	245,256,395
Reportable Segments [Member] | Midstream [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	347,314,231	283,797,245	245,256,395
Reportable Segments [Member] | Midstream [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	347,314,231	283,797,245	245,256,395
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	7,614,806	8,211,745	7,816,529
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	7,614,806	8,211,745	7,816,529
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 7,614,806	$ 8,211,745	$ 7,816,529